Inventories	9 Months Ended
Sep. 30, 2019
Inventory Disclosure [Abstract]
Inventories
6.	Inventories

The Group's inventory balance of $3,822 and $889,434 as of December 31, 2018 and September 30, 2019, respectively, consisted of finished goods purchased from Tesaro Inc. ("Tesaro") and Novocure Limited ("Novocure") for distribution in Hong Kong and Macau.